Share-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Compensation	Share-based Compensation
In April 2021, Context Therapeutics Inc. adopted the 2021 Long-Term Incentive Plan (“2021 Incentive Plan”). Under the 2021 Incentive Plan, the Company can grant stock options, stock appreciation rights, restricted stock, restricted stock units and stock grants. The 2021 Incentive Plan allows for the issuance of up to 1,266,092 shares of common stock (the “Share Limit”). The Share Limit will automatically increase on January 1st of each year, during the term of the 2021 Incentive Plan, commencing on January 1 of the year following the year in which the effective date occurs, in an amount equal to four percent (4%) of the total number of shares of the Company’s common stock outstanding on December 31st of the preceding calendar year; provided that the Board may determine that there will be no such increase or a smaller increase for any particular year. As of December 31, 2021, 742,706 shares remained available for future grants.
Stock Grants
During the year ended December 31, 2020, the Company issued 7,512 shares of common stock to members of the board of managers as compensation for their services. The Company recorded share-based compensation expense of $0.1 million in general and administrative expense during the year ended December 31, 2020.
Stock Options
Stock options generally vest over a period of one to four years, and stock options that lapse or are forfeited are available to be granted again. The contractual life of all stock options is 10 years. The expiration dates of the outstanding stock options range from January 2028 to November 2031.
The Company measures stock options at their grant-date fair value and records compensation expense on a straight-line basis over the service period of the awards. Stock option compensation expense is allocated to employees and consultants based on their respective departments. All board of directors’ compensation is charged to general and administrative expense.
The Company recorded stock option compensation expense of $74,000 and $404,000 in research and development and general and administrative expense, respectively, during the year ended December 31, 2021. The Company recorded stock option compensation expense of $75,000 and $29,000 in research and development and general and administrative expense, respectively, during the year ended December 31, 2020.
The weighted average assumptions used in the Black-Scholes option pricing model to determine the fair value of stock option awards granted to employees during 2021 and 2020 were as follows:

	2021	2020
Expected stock price volatility	97.06%	97.86%
Risk free interest rate	1.07%	0.51%
Expected term (in years)	5.78	5.44
Expected dividend yield	—	—
The following table summarizes the stock option activity for the periods presented:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding at January 1, 2020	10,414	$20.67	8.2
Granted	14,416	$15.79
Outstanding at December 31, 2020	24,830	$17.84	8.4
Granted	481,861	$5.05
Outstanding at December 31, 2021	506,691	$5.68	9.3
Vested and exercisable at December 31, 2021	130,059	$7.30	9.0
Vested and expected to vest at December 31, 2021	506,691	$5.68	9.3
The weighted average fair value of share-based awards granted during the years ended December 31, 2021 and 2020 was $3.84 and $9.34, respectively. The aggregate intrinsic value of the options outstanding and exercisable as of December 31, 2021 was $0. As of December 31, 2021, the unrecognized compensation cost related to outstanding stock options was $1.5 million and is expected to be recognized as expense over a weighted-average period of approximately 1.73 years.
Restricted Stock Units
The Company issues restricted stock units (“RSU”) to employees and consultants that generally vest monthly over one to three-year periods. The fair value of an RSU is equal to the fair market value price of the Company’s common stock on the date of grant. RSU expense is amortized straight-line over the service period.
The following table summarizes activity related to RSU share-based payment awards:

	Number of RSUs	Weighted Average Grant Date Fair value
Unvested balance at January 1, 2020	—
Granted	177	$ 13.55
Vested	(132)	$ 13.55
Unvested balance at December 31, 2020	45	$ 13.55
Granted	50,096	$1.74
Vested	(20,915)	$1.77
Cancelled	(29,226)	$1.74
Unvested balance at December 31, 2021	—
The Company recorded share-based compensation expense of $33,000 in research and development expense for the year ended December 31, 2021 related to RSUs. The Company recorded share-based compensation expense of $2,000 in general and administrative expense for the year ended December 31, 2020 related to RSUs. As of December 31, 2021, there was no remaining unrecognized expense related to RSUs.